Other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Schedule of other liabilities

	At December 31,
	2021	2020
Non-current
Concession fee payable (1)	657,682	655,221
Advances from customers	14,475	15,469
Provisions for legal claims (4)	8,132	4,251
Provision for maintenance costs (2)	19,239	17,081
Other taxes payable	2,058	1,139
Employee benefit obligation (3)	7,990	8,694
Salary payable	263	721
Other liabilities with related parties (Note 27)	1,308	1,398
Other payables	32,652	24,772
	743,799	728,746
Current
Concession fee payable (1)	167,352	86,483
Other taxes payable	19,998	23,033
Salary payable	32,843	22,061
Other liabilities with related parties (Note 27)	1,049	7,143
Advances from customers	4,718	4,522
Provision for maintenance cost (2)	2,432	10,114
Expenses provisions	1,879	2,018
Provisions for legal claims (4)	3,714	932
Other payables (*)	50,841	24,507
	284,826	180,813

(*) As of December 31, 2021, includes deferred income for a total amount of USD 14,552 (USD 8,751 as of December 31, 2020) and the outstanding balance to be paid for the transaction of Aeropuertos Andinos del Perú S.A. that amounts to USD 14,700 (Note 30).

(1) The most significant amounts included in Concession fee payable line are generated by the concession agreement between The Brazilian National Civil Aviation Agency - ANAC and Inframérica Concessionária do Aeroporto de Brasilia S.A. and Inframérica Concessionária do Aeroporto de São Gonçalo do Amarante S.A.

(2) Changes in the year of the Provision for maintenance costs is as follows:

	2021	2020
Balances at the beginning of the year	27,195	28,921
Accrual of the year	5,016	2,303
Use of the provision	(8,727)	(6,300)
Translation differences and inflation adjustment	(1,813)	2,271
Balances at the end of the year	21,671	27,195

(3) TAGSA and Toscana have post-employment benefits which are defined benefit obligations. The amount of termination benefit has been calculated using the “Projected Unit Credit Method”, making actuarial valuations at the end of the year.

(4) Changes in the year of the provision for legal claims is as follows:

	2021	2020
Balances at the beginning of the year	5,183	6,478
Accrual of the year	10,789	1,488
Use of the provision	(2,294)	(1,962)
Translation differences and inflation adjustment	(1,832)	(821)
Balances at the end of the year	11,846	5,183

Schedule of maturity of the other liabilities

	1 year or less	1 - 2 years	2 - 5 years	Over 5 years	Total
At December 31, 2021 (**)	285,371	120,005	231,486	1,336,007	1,972,869
At December 31, 2020 (**)	180,934	106,290	239,243	1,730,532	2,256,999

(**) The amounts disclosed in the table are undiscounted cash flows

Schedule of changes in the year of the concession fee payable

	2021	2020
Balances at the beginning of the year	741,704	897,671
Financial result	116,460	75,211
Concession fees	78,033	59,331
Payments (*)	(26,956)	(59,171)
Re-equilibrium reversal (Note 8)	3,074	-
Re-equilibrium compensation (Note 8)	(25,071)	(35,326)
Other	2,576	-
Translation differences and inflation adjustment	(64,786)	(196,012)
Balances at the end of the year	825,034	741,704

(*) In light of Covid-19 pandemic context, some governments have implemented measures aligned to the current environment such as the deferral of payment periods to relieve the liquidity situation of the airport sector.

Schedule of changes in the year of the Provision for maintenance costs

	2021	2020
Balances at the beginning of the year	27,195	28,921
Accrual of the year	5,016	2,303
Use of the provision	(8,727)	(6,300)
Translation differences and inflation adjustment	(1,813)	2,271
Balances at the end of the year	21,671	27,195

Schedule of changes of the provision

	2021	2020
Balances at the beginning of the year	8,694	8,079
Actuarial gain/loss (in other comprehensive income)	-	19
Interest for services	(178)	99
Service Cost	335	372
Amounts paid in the year	(784)	(467)
Contributions	456	-
Translation differences and inflation adjustment	(533)	592
At the end of the year	7,990	8,694

Schedule of changes in the year of the provision for legal claims

	2021	2020
Balances at the beginning of the year	5,183	6,478
Accrual of the year	10,789	1,488
Use of the provision	(2,294)	(1,962)
Translation differences and inflation adjustment	(1,832)	(821)
Balances at the end of the year	11,846	5,183

Toscana Aeroporti S.p.A.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Schedule of sensibility in relation with the provision

Assumption	Annual discount rate		Annual rate of inflation		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.25%	(0.25)%	2.5%	(2.5)%
Provision for salary payable	5,714	6,259	6,055	5,807	5,894	6,014

Terminal Aeroportuaria Guayaquil S.A. ("TAGSA")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Schedule of sensibility in relation with the provision

			Annual employee future
Assumption	Annual discount rate		wage increase		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.5%	(0.5)%	5%	(5)%
Provision for salary payable	1,864	2,096	2,096	1,864	1,925	2,030